DEBT - CREDIT FACILITIES (Details) - Committed credit facilities CAD in Millions	Jun. 30, 2017 CAD
CREDIT FACILITIES
Total Facilities	CAD 25,234
Draws	14,477
Available	10,757
Enbridge Inc.
CREDIT FACILITIES
Total Facilities	6,826
Draws	5,686
Available	1,140
Enbridge (U.S.) Inc.
CREDIT FACILITIES
Total Facilities	3,805
Draws	2,216
Available	1,589
Enbridge Energy Partners, L.P.
CREDIT FACILITIES
Total Facilities	3,409
Draws	1,994
Available	1,415
Enbridge Gas Distribution Inc.
CREDIT FACILITIES
Total Facilities	1,017
Draws	684
Available	333
Enbridge Income Fund
CREDIT FACILITIES
Total Facilities	1,500
Draws	771
Available	729
Enbridge Pipelines (Southern Lights) L.L.C.
CREDIT FACILITIES
Total Facilities	26
Available	26
Enbridge Pipelines Inc.
CREDIT FACILITIES
Total Facilities	3,000
Draws	1,105
Available	1,895
Enbridge Southern Lights LP
CREDIT FACILITIES
Total Facilities	5
Available	5
Spectra Energy Capital, LLC
CREDIT FACILITIES
Total Facilities	1,299
Available	1,299
Spectra Energy Partners, LP
CREDIT FACILITIES
Total Facilities	3,247
Draws	1,721
Available	1,526
Westcoast Energy Inc.
CREDIT FACILITIES
Total Facilities	400
Available	400
Union Gas Limited
CREDIT FACILITIES
Total Facilities	700
Draws	300
Available	CAD 400